Other liabilities and tax payable - expected recognition of service contract liability (Details) € in Millions	Dec. 31, 2019 EUR (€)
2020
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	€ 514
2021
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	483
2022
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	403
Thereafter
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	€ 751